Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Buildings and improvements [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 188	R$ 108
Acquisitions	311
Disposals	(11)
Transfers	(305)	200
Depreciation	(109)	(120)
Translation gains (losses)
Accounting balance, net	74	188
Total cost	853	1,241
Accumulated depreciation	R$ (779)	(1,053)
Annual depreciation rates (weighted average) - %	3.00%
Equipment and facilities [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 29,038	16,887
Acquisitions	5,401	2,111
Disposals	(1,481)	(774)
Transfers	5,927	13,413
Depreciation	(2,764)	(2,673)
Translation gains (losses)	(95)	74
Accounting balance, net	36,026	29,038
Total cost	71,017	41,022
Accumulated depreciation	R$ (34,991)	(11,984)
Annual depreciation rates (weighted average) - %	7.00%
Agricultural vehicles and machinery [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 28,983	20,157
Acquisitions	10,725	11,266
Disposals	(2,094)	(627)
Transfers	(1,748)
Depreciation	(5,322)	(1,944)
Translation gains (losses)	(275)	131
Accounting balance, net	30,269	28,983
Total cost	36,516	60,791
Accumulated depreciation	R$ (6,247)	(31,808)
Annual depreciation rates (weighted average) - %	7.00%
Furniture and fixtures [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 2,377	2,350
Acquisitions	1,283	506
Disposals	(64)
Transfers
Depreciation	(393)	(489)
Translation gains (losses)	(25)	10
Accounting balance, net	3,178	2,377
Total cost	5,709	4,843
Accumulated depreciation	R$ (2,531)	(2,466)
Annual depreciation rates (weighted average) - %	10.00%
Total in operation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 60,586	39,502
Acquisitions	17,720	13,883
Disposals	(3,650)	(1,401)
Transfers	3,874	13,613
Depreciation	(8,588)	(5,226)
Translation gains (losses)	(395)	215
Accounting balance, net	69,547	60,586
Total cost	114,095	107,897
Accumulated depreciation	(44,548)	(47,311)
Property, plant and equipment in progress
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance
Acquisitions	7,386	13,400
Disposals
Transfers	(891)	(13,400)
Depreciation
Translation gains (losses)
Accounting balance, net	6,495
Total cost	6,495
Accumulated depreciation
Sugarcane [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance	67,545	70,888
Acquisitions	36,495	23,502
Disposals	(8,487)	(185)
Transfers	6,724	(213)
Depreciation	(22,729)	(26,136)
Translation gains (losses)	(482)	(311)
Accounting balance, net	79,066	67,545
Total cost	212,877	195,214
Accumulated depreciation	R$ (133,811)	(127,669)
Annual depreciation rates (weighted average) - %	20.00%
Total property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 128,131	110,390
Acquisitions	61,601	50,785
Disposals	(12,137)	(1,586)
Transfers	9,707
Depreciation	(31,317)	(31,362)
Translation gains (losses)	(877)	(96)
Accounting balance, net	155,108	128,131
Total cost	333,467	303,111
Accumulated depreciation	R$ (178,359)	R$ (174,980)